UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund:    BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$74,671,830
Total Investments (Cost — $ 66,311,472) — 100.2%	74,671,830
Liabilities in Excess of Other Assets — (0.2)%	(141,050)

Net Assets — 100.0%	$74,530,780

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of May 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLCwas $74,671,830 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2013	1

Schedule of Investments May 31, 2013 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.4%
Precision Castparts Corp.	11,880	$2,541,370
Airlines — 2.1%
Spirit Airlines, Inc. (a)	51,071	1,554,091
Biotechnology — 3.2%
Gilead Sciences, Inc. (a)	44,451	2,421,690
Chemicals — 1.5%
The Sherwin-Williams Co.	6,111	1,152,107
Communications Equipment — 1.5%
Cisco Systems, Inc.	46,663	1,125,278
Diversified Financial Services — 2.1%
Citigroup, Inc.	30,723	1,597,289
Electrical Equipment — 6.0%
Eaton Corp. Plc	38,554	2,546,877
Sensata Technologies Holding NV (a)	54,065	1,897,682

		4,444,559
Energy Equipment & Services — 1.5%
FMC Technologies, Inc. (a)	20,606	1,146,930
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	39,469	2,272,625
Health Care Equipment & Supplies — 6.3%
Abbott Laboratories	66,937	2,454,580
Intuitive Surgical, Inc. (a)	4,471	2,224,457

		4,679,037
Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	18,185	1,052,912
Insurance — 3.3%
American International Group, Inc. (a)	54,553	2,425,426
Internet & Catalog Retail — 5.6%
Amazon.com, Inc. (a)	11,296	3,038,963
Expedia, Inc.	19,733	1,133,858

		4,172,821
Internet Software & Services — 13.8%
eBay, Inc. (a)	41,600	2,250,560
Google, Inc., Class A (a)	5,904	5,138,901
Linkedin Corp., Class A (a)	12,834	2,150,080
Yandex NV, Class A (a)	27,700	752,332

		10,291,873
IT Services — 4.8%
Teradata Corp. (a)	17,303	964,642
Visa, Inc., Class A	14,553	2,592,471

		3,557,113
Media — 14.1%
Liberty Global, Inc., Class A (a)	28,314	2,086,742

Common Stocks	Shares	Value
Media (concluded)
Sirius XM Radio, Inc.	657,201	$2,287,059
Time Warner, Inc.	38,016	2,218,994
Viacom, Inc., Class B	26,346	1,735,938
The Walt Disney Co.	35,145	2,216,947

		10,545,680
Oil, Gas & Consumable Fuels — 3.0%
Cabot Oil & Gas Corp.	11,050	777,478
EOG Resources, Inc.	5,872	758,075
Gulfport Energy Corp. (a)	15,411	734,951

		2,270,504
Personal Products — 3.1%
The Estee Lauder Cos, Inc., Class A	34,053	2,308,112
Pharmaceuticals — 5.8%
AbbVie, Inc.	52,696	2,249,592
Allergan, Inc.	20,870	2,076,356

		4,325,948
Road & Rail — 2.7%
Canadian Pacific Railway Ltd	15,147	1,999,253
Software — 5.5%
Microsoft Corp.	61,491	2,144,806
Salesforce.com, Inc. (a)	27,082	1,146,381
Splunk, Inc. (a)	17,244	806,329

		4,097,516
Specialty Retail — 1.8%
CarMax, Inc. (a)	28,385	1,327,566
Textiles, Apparel & Luxury Goods — 3.7%
Ralph Lauren Corp.	8,288	1,451,146
Under Armour, Inc., Class A (a)	21,681	1,344,222

		2,795,368
Total Long-Term Investments (Cost — $65,744,710) — 99.2%		74,105,068

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)	1,564,746	1,564,746
Total Short-Term Securities (Cost — $1,564,746) — 2.1%		1,564,746
Total Investments (Cost — $67,309,456*) — 101.3%		75,669,814
Liabilities in Excess of Other Assets — (1.3)%		(997,984)

Net Assets — 100.0%		$74,671,830

Notes to Schedule of Investments

* As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$67,412,667

Gross unrealized appreciation	$8,788,764
Gross unrealized depreciation	(531,617)

Net unrealized appreciation	$8,257,147

2	MASTER FOCUS GROWTH LLC	MAY 31, 2013

Schedule of Investments (concluded)	Master Focus Growth LLC

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	966,566	598,180	1,564,746	$722

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$74,105,068	—	—	$74,105,068
Short-Term Securities	1,564,746	—	—	1,564,746
Total	$75,669,814	—	—	$75,669,814

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended May 31, 2013.

MASTER FOCUS GROWTH LLC	MAY 31, 2013	3

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 25, 2013